OPERATING SEGMENTS (Schedule of Revenues and Operating Loss by Segments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 1,295	$ 549
Operating loss	(14,697)	(16,062)
Net financing expenses	(86)	(2,758)
Loss before taxes on income	(14,783)	(18,820)
Agriculture [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	819	274
Operating loss	(5,751)	(7,314)
Industry [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	28	0
Operating loss	(156)	(94)
Human [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	300	196
Operating loss	(4,795)	(4,358)
Unallocated [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	148	79
Operating loss	$ (3,995)	$ (4,296)